Commitments and Contingencies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Commitments and Contingencies [Abstract]
Schedule of Capital Expenditure

Capital expenditure as at the end of the reporting period is as follows:

	As of December 31, 2024 (Audited)	As of June 30, 2025 (Unaudited)	As of June 30, 2025 (Unaudited)
	RM	RM	Convenience Translation USD
Not later than one year
Capital expenditure:
Plant and equipment	7,103,190	26,230	6,227

Capital expenditure as at the end of the reporting period is as follows:

	As of December 31, 2023	As of December 31, 2024	As of December 31, 2024
	RM	RM	Convenience Translation USD
Not later than one year
Capital expenditure:
Plant and equipment	—	7,103,190	1,587,128